Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense
Information about the Company’s current and deferred tax expense follows:

	Year Ended December 31,
	2017	2016	2015
Current (benefit) expense	$(3.3)	$271.4	$29.8
Deferred expense (benefit)	49.5	(65.2)	11.2
Total income tax expense	$46.2	$206.2	$41.0

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2017	2016	2015
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.2)%	(0.3)%	(1.7)%
TCJA net deferred tax asset revaluation	3.6%	—%	—%
Capital contribution from affiliated entity impacting taxable income	—%	3.7%	—%
Goodwill	—%	1.2%	—%
Nondeductible health insurer fee	—%	0.5%	2.3%
Change in liability for prior years' taxes	(0.5)%	—%	0.5%
Other	0.1%	(0.1)%	(0.5)%
Effective income tax rate	37.0%	40.0%	35.6%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Deferred gain on disposal of businesses	$22.0	$70.2
Deferred acquisition costs	13.3	22.8
Investments, net	5.7	17.2
Policyholder and separate account reserves	7.1	13.3
Employee and Post-Retirement Benefits	2.8	4.6
Total deferred tax assets (1)	50.9	128.1
Deferred tax liabilities:
Net unrealized appreciation on securities	(42.6)	(57.9)
Other	(1.4)	(0.7)
Total deferred tax liabilities (1)	(44.0)	(58.6)
Net deferred income tax assets	$6.9	$69.5

(1) 2017 reflects the reduction of deferred tax assets and liabilities following the enactment of TCJA.